INCOME TAXES (Schedule of Income Tax (Expenses)/Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expenses:
Current	$ 633	$ 50	$ 480
Deferred	0	4,433	5,941
Income tax expenses, Net	$ 633	$ 4,483	$ 6,421